BALANCE SHEETS - USD ($)	Mar. 31, 2018	Mar. 31, 2017
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 517,469
OTHER ASSETS
Cash and cash equivalents	1,914,566	1,241,219
Other assets	106,411	106,411
Assets	2,020,977	1,865,099
LIABILITIES
Accounts payable and accrued expenses	343	343
Accounts payable - affiliates	8,649,793	7,990,511
Capital contributions payable	101	101
Total Liabilities	8,650,237	7,990,955
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(6,351,484)	(5,849,339)
General partner	(277,776)	(276,517)
Partners Capital	(6,629,260)	(6,125,856)
Liabilities and Stockholders' Equity	2,020,977	1,865,099
Series 47 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	776,230	373,138
Other assets	0	0
Assets	776,230	373,138
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,459,744	3,362,346
Capital contributions payable	0	0
Total Liabilities	3,459,744	3,362,346
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,600,097)	(2,905,027)
General partner	(83,417)	(84,181)
Partners Capital	(2,683,514)	(2,989,208)
Liabilities and Stockholders' Equity	776,230	373,138
Series 48 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	666,873	347,379
Other assets	0	0
Assets	666,873	347,379
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,138,501	1,987,717
Capital contributions payable	0	0
Total Liabilities	2,138,501	1,987,717
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,417,187)	(1,585,475)
General partner	(54,441)	(54,863)
Partners Capital	(1,471,628)	(1,640,338)
Liabilities and Stockholders' Equity	666,873	347,379
Series 49 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	517,469
OTHER ASSETS
Cash and cash equivalents	471,463	520,702
Other assets	106,411	106,411
Assets	577,874	1,144,582
LIABILITIES
Accounts payable and accrued expenses	343	343
Accounts payable - affiliates	3,051,548	2,640,448
Capital contributions payable	101	101
Total Liabilities	3,051,992	2,640,892
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,334,200)	(1,358,837)
General partner	(139,918)	(137,473)
Partners Capital	(2,474,118)	(1,496,310)
Liabilities and Stockholders' Equity	$ 577,874	$ 1,144,582